Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Summary of Net Income (Loss) by Geographical Areas

A summary of net income (loss) attributable to Nam Tai shareholders and long-lived assets by geographical areas is as follows:

By geographical area:

Year ended December 31,	2012	2013	2014
Rental income from property within:
- PRC, excluding Hong Kong:	$92	$136	$2,341

Net (loss) income attributable to Nam Tai shareholders within:
- PRC, excluding Hong Kong	$(292)	$6,456	$812
- Hong Kong	(2,590)	(1,197)	(6,228)

Total net (loss) income attributable to Nam Tai shareholders	$(2,882)	$5,259	$(5,416)

Summary of Long-Lived Assets by Geographical Areas

As of December 31,	2013	2014
Long-lived assets by geographical area:
- PRC, excluding Hong Kong	$37,851	$31,897
- Hong Kong	3,967	3,693

Total long-lived assets	$41,818	$35,590